Information: Condensed Financial Statements of the Company - Schedule of Condensed Balance Sheet (Details) - Parent Company [Member]		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 215,770,215	$ 29,560,398	¥ 212,847,187
Amounts due from subsidiaries and VIEs		43,130,675	5,908,878	42,496,200
Total current assets		258,900,890	35,469,276	255,343,387
Total assets		258,900,890	35,469,276	255,343,387
Accrued liabilities and other current liabilities		31,932	4,375	56,662
Investment deficit in subsidiaries and VIEs		66,144,375	9,061,742	54,111,743
Amounts due to subsidiaries and VIEs		46,586,500	6,382,324	43,765,484
Total current liabilities		112,762,807	15,448,441	97,933,889
Total liabilities		112,762,807	15,448,441	97,933,889
Shareholders’ equity:
Additional paid-in capital		343,098,862	47,004,351	333,552,470
Statutory reserves		60,610,543	8,303,610	60,610,543
Accumulated other comprehensive income		12,294,900	1,684,394	8,485,041
Accumulated deficit		(269,947,314)	(36,982,630)	(245,319,648)
Total shareholders’ equity		146,138,083	20,020,835	157,409,498
Total liabilities and shareholders’ equity		258,900,890	35,469,276	255,343,387
Class A Ordinary Shares [Member]
Shareholders’ equity:
Ordinary shares value	[1]	50,584	6,930	50,584
Class B Ordinary Shares [Member]
Shareholders’ equity:
Ordinary shares value	[1]	¥ 30,508	$ 4,180	¥ 30,508

[1]	On November 18, 2024, the Company announced a dual-class stock structure that the ordinary shares were re-classified as Class A ordinary shares and Class B ordinary shares. Besides, the Company approved that the addition of 19,500,000,000 of authorized shares with a par value of US$0.0001 each, following the increase of capital, the authorized share capital of the Company shall be US$2,000,000 divided into (i) 19,700,000,000 Class A ordinary shares of a par value of US$0.0001 each. (ii) 100,000,000 Class B ordinary shares of a par value of US$0.0001 each, and (iii) 200,000,000 shares of a par value of US$0.0001 each of such class or classes (however designated) as the board of directors may determine in accordance with the third amended and restated memorandum and articles of association of the Company. All shares and associated amounts have been retroactively restated to reflect the authorization of these shares (see Note 11).